Audit Information	12 Months Ended
Dec. 31, 2025
Auditor Information [Abstract]
Auditor Firm ID	1364
Auditor Name	PricewaterhouseCoopers ConsultoresAuditores y Compañia Limitada
Auditor Location	Santiago, Chile